                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10073

                  Name of Fund: BBH Prime Institutional Money Fund, Inc.

                  (Exact name of Registrant as specified in charter)

               40 Water Street Boston MA., 02109-3661
                            (Address of principal executive offices)
    (Name and address of agent for service)
           Charles Schreiber, Principal Financial Officer,
BBH Prime Institutional Money Fund, Inc., 40 Water
                                Street, Boston, MA,  02109.
         Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: MARCH 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH Prime Institutional Money Fund, Inc.

The Funds' underlying assets are invested

with the Master Fund (BBH U.S. Money Market
Portfolio 1940 Act File Number 811-08842)

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's
     disclosure controls and procedures as conducted
     within 90 days of the filing date of this Form N-Q,
     the Registrant's principal financial officer and
     principal executive officer have concluded that
     those disclosure controls and procedures provide
     reasonable assurance that the material information
     required to be disclosed by the Registrant on this
    report is recorded, processed, summarized and
    reported within the time periods specified in
    the Securities and Exchange Commission's rules
    and forms.

(b) There were no significant changes in the
    Registrant's internal controls or in other
    factors that could significantly affect
    these controls subsequent to the date of
    their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant) BBH Prime Institutional Money Fund, Inc.
             ------------------------------------------------

By (Signature and Title)*  \s\ John A. Nielsen
                           ---------------------------
                           John A. Nielsen President
                           (Principal Executive Officer)

Date: May 24, 2007

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)* \s\ Charles Schreiber
                          -------------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: May 24, 2007

* Print name and title of each signing
officer under his or her signature.